Note to cash flow statement - Analysis of net debt (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from (used in) financing activities [abstract]
Cash and cash equivalents, cash > 3 months and restricted cash	€ 4,675.0	€ 3,625.8	€ 3,150.3
Total borrowings	(4,116.2)	(5,077.4)	(5,426.8)
Net debt	€ 558.8	€ (1,451.6)	€ (2,276.5)	€ (403.2)